Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

Loan Acquisition Costs
In conjunction with the issuance of notes payable (see Note 5), the Company incurred legal and bank fees that were capitalized as loan acquisition costs and are being amortized over the term of the debt using the effective interest method. Amortization of loan costs included in interest expense in the accompanying consolidated statements of operations was $10,217 and $27,961 in the twelve months ended December 31, 2014 and 2013, respectively. The remaining value of loan costs as of December 31, 2014 is $1,000 related to the Bridge Bank Credit Agreement, and is expected to be amortized in full during fiscal 2015.

Customer List Acquisition
In July 2011, the Company acquired a network of customers that included approximately 12,000 advertisers and 20,000 Twitter creators in 143 countries from Magpie & Friends Ltd., a private limited company organized under the laws in England and Wales. The Company recorded total costs of $125,525 for the purchase of these customers. In December 2012, after analyzing expected future cash flows the customer list it acquired in 2011, the Company determined that the fair value of this asset exceeded its carrying value as of December 31, 2012 and recorded a $48,249 impairment on the value of the customer lists in general and administrative expenses in the accompanying consolidated statements of operations. Additionally, the Company estimated that its future cash flows from these customers would be minimal after one more year and, therefore, determined that the remaining fair value of $77,276 should be amortized equally over the remaining estimated useful life of one year. Amortization of asset costs included in general and administrative expense in the accompanying consolidated statements of operations was $18,000 for the twelve months ended December 31, 2013.

Net intangible assets included in the the Balance Sheet as other current assets consists of the following:

	December 31, 2014	December 31, 2013
Loan acquisition costs	$65,101	$59,101
Customer lists	77,276	77,276
Total	142,377	136,377
Less accumulated amortization	(141,377)	(131,160)
Intangible assets, net	$1,000	$5,217